Fair Value Measurement	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurement

9. Fair Value Measurement

The Company follows the guidance relating to fair value measurements and disclosures with respect to financial assets and liabilities that are re-measured and reported at fair value each reporting period, and with respect to non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable pricing inputs (Level III). A financial asset or liability’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are described below:

Level I —	Valuations are based on unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities;
Level II —

Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active. Financial asset or liabilities which are included in this category are securities where all significant inputs are observable, either directly or indirectly; and

Level III —

Prices or valuations that are unobservable and where there is little, if any, market activity for these financial assets or liabilities. The inputs into the determination of fair value inputs for these investments require significant management judgment or estimation. The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors. To the extent that valuation is based on inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The fair values of the Company’s Level II derivative instruments were determined using valuation models that use market observable inputs including interest rate curves and both forward and spot prices for commodities. Derivative assets and liabilities included in Level II primarily represent debt and the Company’s private warrants.

The fair values of the Company’s Level III derivative instruments were determined using valuation models that use inputs not observed in the market including cannabis production and both forward and spot prices for commodities. Derivative assets and liabilities included in Level III primarily represent earnout obligation shares related to the True Harvest acquisition, warrants issued to the Lender as well as the Investor Shares.

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of March 31, 2022:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Marketable Security	1,475	—	—	1,475
Total assets	$1,475	$—	$—	$1,475

Liabilities:
True Harvest Convertible Note	$—	$—	$19,870	$19,870
True Harvest Earnout	—	—	15,260	15,260
Deferred Cash Payment	—	—	7,755	7,755
Lender Warrants	—	—	16,830	16,830
Private Warrants Liability	—	968	—	968
Total liabilities	$—	$968	$59,715	$60,683

The Company has assessed that the fair value of cash and cash equivalents, trade receivables, related party receivables, trade payables, other current liabilities, and other debt approximates their carrying amounts largely due to the short-term maturities or recent commencement of these instruments.

The following table summarizes financial instruments carried at amortized cost with fair values that are different than their carrying amounts:

Financial Assets (Liabilities) Not Measured at Fair Value	March 31, 2022
	Carrying Amount	Fair Value
Term Loan (see Note 8) – Level 2	$(90,613)	$(96,220)
Delayed Draw Term Loan (See Note 8) – Level 2	$(17,365)	$(18,465)
Promissory notes (See Note 8) – Level 3	$(4,238)	$(4,194)

In connection with the True Harvest Acquisition, the Company issued contingent consideration with a value of up to $35,000 thousand (the “Earnout”). During the first quarter of 2022, the Company recorded a measurement period adjustment of $5,620 thousand to decrease the contingent consideration for the True Harvest acquisition, with a corresponding decrease to goodwill. The adjustment is related to the reduction of the sales and production calculation for the contingent consideration. The consideration is contingent on the future performance of the acquired business and its associated activities during the three-year period following the transaction. Specifically, the Earnout will be based on the average of the Weighted Average Annual Price Points in each of the three years (the 36 Month Price Point), where Weighted Average Annual Price Point is defined as (i) the total revenue of the Company, divided by (ii) the total weight in pounds of flower product produced. The Earnout will then be satisfied with shares of Greenrose common stock and will be due on the earlier of (i) January 15, 2025 or (ii) the date upon which the Seller provides Greenrose with written notice of its acceptance of the Earnout Statement and the Earnout amount calculated therein.

The fair value of the Earnout was estimated using a Monte Carlo simulation assuming Geometric Brownian Motion (GBM) in a risk-neutral framework and is based on the present value of the average of the simulated Earnout payments across 1,000,000 simulation paths. The primary assumptions used in the Monte Carlo simulation include the company’s forecast of revenue and production, the correlation between these two-underlying metrics, the discount rate, volatility, credit spread, and risk-free rate. Changes to the forecasts for the achievement of the milestones, and the estimates of the borrowing rate can significantly affect the estimated fair value of the contingent consideration. The significant unobservable inputs used in the analysis are detailed in the table below. During the first quarter of 2022, the Company recorded a measurement period adjustment of $5,620 thousand to decrease the contingent consideration for the True Harvest acquisition, with a corresponding decrease to goodwill. The adjustment is related to the reduction of the sales and production calculation for the contingent consideration. As of March 31, 2022, this contingency was measured as $15,260 thousand.

March 31, 2022
Volatility	28.10%
Discount Rate	16.10%
Term (in years)	2.75
Probability of Achievement	0 – 100%

On November 26, 2021, as part of the consideration transferred for Theraplant’s net assets, the Company issued a $10,000 thousand Deferred Cash Payment with a one-year term to the former shareholders of Theraplant. The deferred cash payment incurs 9% interest and equal principal, and interest instalments are payable each month. Additionally, the outstanding principal is convertible into the Company’s common stock at a price per share of $10.00 at the election of the note holder. The fair value of the Deferred Cash Payment was calculated as the sum of (i) the fair value of the contractual cash flows, absent the option to convert estimated using the discounted cash flow analysis and (ii) the fair value of a call option with the same exercise price and term as those of the Deferred Cash Payment Amount estimated using the Black-Scholes-Merton model. The primary assumptions used in the analysis include the price of Greenrose common stock at the Valuation Date, the volatility of Greenrose common stock, the risk-free rate, and the credit spread of Greenrose. The significant unobservable inputs used in the analysis are detailed in the table below.

March 31, 2022
Volatility	35.9%
Credit Spread	13.7%
Risk-Free Rate	1.24%
Term (in years)	0.66
Conversion Price	$10.00

On December 31, 2021, as part of the consideration transferred for True Harvests’ net assets, the Company issued a $23,000 thousand convertible promissory note with a three-year term to the former shareholders of True Harvest. The convertible promissory note incurs 8% interest and starting on March 31, 2022, the Company will make interest payments of accrued interest each quarter. On the maturity date, the Company will make a final balloon payment of all unpaid principal, accrued unpaid interest Additionally, the outstanding principal is convertible into the Company’s common stock at a price per share of $10.00 at the election of the note holder.

The fair value of the Convertible Promissory Note was calculated as the sum of (i) the fair value of the contractual cash flows, absent the option to convert estimated using the discounted cash flow analysis and (ii) the fair value of a call option with the same exercise price and term as those of the Convertible Promissory Note estimated using the

Black-Scholes-Merton model. The primary assumptions used in the analysis include the price of Greenrose common stock at the Valuation Date, the volatility of Greenrose common stock, the risk-free rate, and the credit spread of Greenrose. The significant unobservable inputs used in the analysis are detailed in the table below.

March 31, 2022
Volatility	35.9%
Credit Spread	12.3%
Risk-Free Rate	2.41%
Term (in years)	2.75
Conversion Price	$10.00

On November 26, 2021, in connection with the term loan issued for the Theraplant Business combination, the Company issued certain rights to acquire up to 2,000 thousand shares of the Company’s non-voting common stock. Further, on December 31, 2021, in connection with the Delayed Draw Term Loan issued for the True Harvest Acquisition, the Company issued certain rights to acquire up to 600 thousand shares of the Company’s non-voting common stock. These warrants were issued to DXR Holdings, collectively, referred to as the “Lender Warrants”. The Lender Warrants have an exercise price of $0.01 per warrant (i.e., penny warrants) and the holder can exercise the right to purchase the common stock in part or in whole at any time or from time to time. The warrants are immediately exercisable from the date of the agreement and the holder of the warrants is allowed to transfer or assign the rights of the warrants to any person or party as long as the transfer would not violate U.S. federal or state securities law. On December 31, 2021, the Company amended the warrants to include a price floor to the cash election feature whereas the Holder can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

The fair value of the Lender Warrants was estimated using a binomial lattice model in a risk-neutral framework. The fair value was estimated by backwards inducting values in the binomial lattice model form the final nodes to the initial node using daily time steps. The holders of the Lender Warrants have the option to extend the life of the warrant up to 5 years. The fair value of the extension option was determined to have de minimis impact on the fair value of the Lender Warrants. The significant unobservable inputs used in the analysis are detailed in the table below.

March31, 2022
Common Stock Price	$3.96
Risk-Free Rate	2.41%
Credit Spread	12.2%
Volatility	35.9%
Dividend Yield	0%

Refer to Note 12 — Financial Instruments for a summary of the changes in the fair value of the Company’s Level 3 financial instruments.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers between the hierarchy levels during the three months ended March 31, 2022 and March 31, 2021.

9. Fair Value Measurement

The Company follows the guidance relating to fair value measurements and disclosures with respect to financial assets and liabilities that are re-measured and reported at fair value each reporting period, and with respect to non-financial assets and liabilities that are not required to be measured at fair value on a recurring basis. The guidance establishes a fair value hierarchy that prioritizes the inputs to the valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level I) and the lowest priority to unobservable pricing inputs (Level III). A financial asset or liability’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are described below:

Level I —	Valuations are based on unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities;
Level II —

Valuations are based on quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active. Financial asset or liabilities which are included in this category are securities where all significant inputs are observable, either directly or indirectly; and

Level III —

Prices or valuations that are unobservable and where there is little, if any, market activity for these financial assets or liabilities. The inputs into the determination of fair value inputs for these investments require significant management judgment or estimation. The availability of observable inputs can vary depending on the financial asset or liability and is affected by a wide variety of factors. To the extent that valuation is based on inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.

The fair values of the Company’s Level II derivative instruments were determined using valuation models that use market observable inputs including interest rate curves and both forward and spot prices for commodities. Derivative assets and liabilities included in Level II primarily represent debt and the Company’s private warrants.

The fair values of the Company’s Level III derivative instruments were determined using valuation models that use inputs not observed in the market including cannabis production and both forward and spot prices for commodities. Derivative assets and liabilities included in Level III primarily represent earnout obligation shares related to the True Harvest acquisition, warrants issued to the Lender as well as the Investor Shares.

The following table presents the Company’s financial assets and liabilities measured at fair value on a recurring basis based upon the level within the fair value hierarchy in which the fair value measurements fall, as of December 31, 2021:

(in thousands)	Level I	Level II	Level III	Total
Assets:
Marketable Security	1,694	—	—	1,694
Total assets	$1,694	$—	$—	$1,694

Liabilities:
True Harvest Convertible Note	$—	$—	$20,892	$20,892
True Harvest Earnout	—	—	20,880	20,880
Deferred Cash Payment	—	—	8,783	8,783
Lender Warrants	—	—	16,601	16,601
Investor Shares	—	—	1,167	1,167
Private warrants liability	—	436	—	436
Total liabilities	$—	$436	$68,323	$68,759

As of December 31, 2020, the Predecessor did not have any financial instruments.

The Company has assessed that the fair value of cash and cash equivalents, trade receivables, related party receivables, trade payables, other current liabilities, and other debt approximates their carrying amounts largely due to the short-term maturities or recent commencement of these instruments. The fair value of the Term Loans and the Promissory Notes is based upon observable market data.

The following table summarizes financial instruments carried at amortized cost with fair values that are different than their carrying amounts:

	Successor 2021
Financial Assets (Liabilities) Not Measured at Fair Value	Carrying Amount	Fair Value
Term Loan (see Note 8) – Level 2	$(88,731)	$(100,560)
Delayed Draw Term Loan (See Note 8) – Level 2	$(17,000)	$(19,320)
Promissory notes (See Note 8) – Level 2	$(4,600)	$(4,600)

In connection with the True Harvest Acquisition, the Company issued contingent consideration with a value of up to $35,000 thousand (the “Earnout”). The additional consideration is contingent on the future performance of the acquired business and its associated activities during the three-year period following the transaction. Specifically, the Earnout will be based on the average of the Weighted Average Annual Price Points in each of the three years (the 36 Month Price Point), where Weighted Average Annual Price Point is defined as (i) the total revenue of the Company, divided by (ii) the total weight in pounds of flower product produced. The Earnout will then be satisfied with shares of Greenrose common stock and will be due on the earlier of (i) January 15, 2025 or (ii) the date upon which the Seller provides Greenrose with written notice of its acceptance of the Earnout Statement and the Earnout amount calculated therein.

The fair value of the Earnout was estimated using a Monte Carlo simulation assuming Geometric Brownian Motion (GBM) in a risk-neutral framework and is based on the present value of the average of the simulated Earnout payments across 1,000,000 simulation paths. The primary assumptions used in the Monte Carlo simulation include the company’s forecast of revenue and production, the correlation between these two-underlying metrics, the discount rate, volatility, credit spread, and risk-free rate. Changes to the forecasts for the achievement of the milestones, and the estimates of the borrowing rate can significantly affect the estimated fair value of the contingent consideration. The significant unobservable inputs used in the analysis are detailed in the table below. As of December 31, 2021, this contingency was measured as $20,880 thousand.

December 31, 2021
Volatility	27.90%
Discount Rate	14.90%
Term (in years)	3.0
Probability of Achievement	0 – 100%

On November 26, 2021, as part of the consideration transferred for Theraplant’s net assets, the Company issued a $10,000 thousand Deferred Cash Payment with a one-year term to the former shareholders of Theraplant. The deferred cash payment incurs 9% interest and equal principal, and interest instalments are payable each month. Additionally, the outstanding principal is convertible into the Company’s common stock at a price per share of $10.00 at the election of the note holder.

The fair value of the Deferred Cash Payment was calculated as the sum of (i) the fair value of the contractual cash flows, absent the option to convert estimated using the discounted cash flow analysis and (ii) the fair value of a call option with the same exercise price and term as those of the Deferred Cash Payment Amount estimated using the Black-Scholes-Merton model. The primary assumptions used in the analysis include the price of Greenrose common stock at the Valuation Date, the volatility of Greenrose common stock, the risk-free rate, and the credit spread of Greenrose. The significant unobservable inputs used in the analysis are detailed in the table below.

December 31, 2021
Volatility	11.5%
Credit Spread	14%
Risk-Free Rate	0.2%
Term (in years)	1.0
Conversion Price	$10.00

On December 31, 2021, as part of the consideration transferred for True Harvests’ net assets, the Company issued a $23,000 thousand convertible promissory note with a three-year term to the former shareholders of True Harvest. The convertible promissory note incurs 8% interest and starting on March 31, 2022, the Company will make interest payments of accrued interest each quarter. On the maturity date, the Company will make a final balloon payment of all unpaid principal, accrued unpaid interest Additionally, the outstanding principal is convertible into the Company’s common stock at a price per share of $10.00 at the election of the note holder.

The fair value of the Convertible Promissory Note was calculated as the sum of (i) the fair value of the contractual cash flows, absent the option to convert estimated using the discounted cash flow analysis and (ii) the fair value of a call option with the same exercise price and term as those of the Convertible Promissory Note estimated using the

Black-Scholes-Merton model. The primary assumptions used in the analysis include the price of Greenrose common stock at the Valuation Date, the volatility of Greenrose common stock, the risk-free rate, and the credit spread of Greenrose. The significant unobservable inputs used in the analysis are detailed in the table below.

December 31, 2021
Volatility	41.3%
Credit Spread	11.2%
Risk-Free Rate	0.97%
Term (in years)	3.0
Conversion Price	$10.00

On November 26, 2021, in connection with the term loan issued for the Theraplant Business combination, the Company issued certain rights to acquire up to 2,000 thousand shares of the Company’s non-voting common stock. Further, on December 31, 2021, in connection with the Delayed Draw Term Loan issued for the True Harvest Acquisition, the Company issued certain rights to acquire up to 600 thousand shares of the Company’s non-voting common stock. These warrants were issued to DXR Holdings, collectively, referred to as the “Lender Warrants”. The Lender Warrants have an exercise price of $0.01 per warrant (i.e., penny warrants) and the holder can exercise the right to purchase the common stock in part or in whole at any time or from time to time. The warrants are immediately exercisable from the date of the agreement and the holder of the warrants is allowed to transfer or assign the rights of the warrants to any person or party as long as the transfer would not violate U.S. federal or state securities law. On December 31, 2021, the Company amended the warrants to include a price floor to the cash election feature whereas the Holder can elect to net cash settle the warrants for an amount that is the greater of the fair market value of the Company’s share price or the price floor. The price floor starts at $6.00 per share and increases $1.00 in each subsequent year on the initial term loan anniversary date. Additionally, the expiration date of the warrants is now able to be extended by five successive one-year extensions if the sale of cannabis continues to be federally illegal at the expiration date (the fifth anniversary of the issuance date and subject to five 1-year extensions at the election of the holder).

The fair value of the Lender Warrants was estimated using a binomial lattice model in a risk-neutral framework. The fair value was estimated by backwards inducting values in the binomial lattice model form the final nodes to the initial node using daily time steps. The holders of the Lender Warrants have the option to extend the life of the warrant up to 5 years. The fair value of the extension option was determined to have de minimis impact on the fair value of the Lender Warrants. The significant unobservable inputs used in the analysis are detailed in the table below.

December 31, 2021
Common Stock Price	$3.25
Risk-Free Rate	1.26%
Credit Spread	10%
Volatility	41%
Dividend Yield	0%

In order to help facilitate the closing of the Theraplant Business Combination, on October 20, 2021, the Company and an investor (the “Investor”), entered into a Non-Redemption Agreement (the “Non-Redemption Agreement”), pursuant to which the Investor agreed to purchase up to 1,000,000 shares common stock of the Company, $0.0001 par value per share, in open market transactions or in private transactions from certain selling shareholders who are not affiliated with the Company, at a purchase price not to exceed $10.14 per share. Refer to Note 12 — Financials Instruments for additional details of the Non-Redemption Agreement.

The fair value of the Investor Shares was estimated using a monte Carlo simulation model with the Company’s stock price simulated daily in a risk-neutral framework. The stock price of the Company was assumed to follow Geometric Brownian Motion. For each simulation, the stock price was simulated during the Lock-Up Period (see Note 12), and the twenty-one trading day average was calculated as a proxy for the monthly VWAP for each Release Date. The total value of the shares released on each Release Date was calculated as the product of the number of shares released and the simulated stock price on the given Release date. Then the present value was calculated using a discount factor. The aggregate value of the Investor Shares was calculated as the sum of the present values released on all Release Dates. The significant assumptions used in the Monte Carlo analysis are the Company’s common stock price as of the valuation date, the risk-free rate, the volatility, and the Company’s dividend yield. As of December 31, 2021, the value of the investor shares was determined to be $1,167 thousand. The significant unobservable inputs used in the analysis are detailed in the table below.

December 31, 2021
Common Stock Price	$3.25
Risk-Free Rate	0.14%
Volatility	56%
Dividend Yield	0%

Refer to Note 12 — Financial Instruments for a summary of the changes in the fair value of the Company’s Level 3 financial instruments.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers between the hierarchy levels during the years ended December 31, 2021 and 2020.